UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-23079

ABS Long/Short Strategies Fund

(Exact name of registrant as specified in charter)

235 West Galena Street

Milwaukee, Wisconsin 53212

(Address of principal executive offices) (Zip code)

Laurence K. Russian

ABS Investment Management LLC

537 Steamboat Road

Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

(a)

ABS Long/Short Strategies Fund

Semi-Annual Report

October 31, 2023
(Unaudited)

ABS Long/Short Strategies Fund

TABLE OF CONTENTS
October 31, 2023 (Unaudited)

Schedule of Investments	1
Summary of Investments	3
Statement of Assets, Liabilities and Shareholders’ Capital	4
Statement of Operations	5
Statements of Changes in Shareholders’ Capital	6
Statement of Cash Flows	7
Financial Highlights	8
Notes to the Financial Statements	9
Other Information	16

This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus.

ABS Long/Short Strategies Fund

Schedule of Investments
As of October 31, 2023 (Unaudited)

	Original Acquisition Date		Cost	Fair Value	Redemptions Permitted	Redemption Notice Period
INVESTMENTS IN PORTFOLIO FUNDS* [a,b] — 95.7%
ASIA EQUITY LONG/SHORT — 3.2%
Pleiad Asia Equity Offshore Feeder Fund	11/1/2020		$3,000,000	$2,786,676	Quarterly	60 Days	[f]
Pleiad Asia Offshore Feeder Fund	10/1/2014	[c]	3,621,586	3,995,040	Quarterly	60 Days	[e,f,h]
			6,621,586	6,781,716
CHINA EQUITY LONG/SHORT — 3.5%
IvyRock China Focus Feeder Fund - Class C	4/1/2019		5,622,487	7,310,805	Monthly	30 Days	[g]

COMMODITY RELATED EQUITY — 8.1%
Delbrook Resource Opportunities (Cayman) Fund, Ltd.	1/1/2022		5,000,000	2,366,788	Quarterly	90 Days	[e,h]
Energy Dynamics Fund Limited Class D	4/1/2018		6,313,174	8,882,245	Monthly	90 Days	[e]
Forest Avenue Offshore Fund, Ltd.	10/1/2022		5,000,000	5,951,457	Quarterly	60 Days	[f]
			16,313,174	17,200,490
EUROPEAN EQUITY LONG/SHORT — 3.1%
Lancaster European LS Equity, Ltd.	2/1/2023		6,000,000	6,397,395	Quarterly	60 Days

FINANCIAL EQUITY LONG/SHORT — 6.9%
Azora Offshore Fund, Ltd.	5/1/2018		6,747,437	10,653,561	Quarterly	45 Days
Rhino Small-Cap Financial Fund, L.P.	1/1/2023		4,700,000	3,708,428	Quarterly	60 Days	[h]
			11,447,437	14,361,989
GLOBAL EQUITY LONG — 0.9%
Lansdowne Developed Markets Long Only Fund, Ltd.	3/1/2023		2,130,000	1,889,035	Monthly	30 Days	[d,h]

GLOBAL EQUITY LONG/SHORT — 14.9%
140 Summer Partners Offshore, Ltd.	7/1/2020		8,660,384	10,653,266	Quarterly	60 Days	[f]
Riposte Global Opportunity Fund, L.P. Founders 2	2/1/2016		7,783,381	10,343,156	Quarterly	30 Days
TPG Public Equity Partners-B, Ltd.	1/1/2016		7,199,457	10,310,376	Quarterly	60 Days	[f]
			23,643,222	31,306,798
HEALTH CARE EQUITY LONG/SHORT — 15.0%
Averill Fund, Ltd.	11/1/2020		4,276,526	6,765,125	Quarterly	60 Days	[f]
BCM Scout International, Ltd.	5/1/2022		5,500,000	5,963,352	Quarterly	45 Days	[f]
Camber Capital Fund, L.P.	1/1/2016		4,541,457	7,062,963	Quarterly	90 Days	[e]
Iron Triangle Offshore Fund, Ltd.	9/1/2020		4,788,282	5,464,513	Quarterly	60 Days
Janus Henderson Biotech Innovation Fund, Ltd.	2/1/2022		4,500,000	6,259,474	Quarterly	60 Days	[h]
			23,606,265	31,515,427
JAPAN EQUITY LONG — 0.0%
Indus Japan Long Only Fund, Ltd.	8/1/2023		2,500,000	2,217,121	Quarterly	30 Days

LATIN AMERICA — 5.4%
Sagil Latin American Opportunities Fund - Class B	4/1/2017		8,055,515	11,318,223	Monthly	90 Days

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2023 (Unaudited)

	Original Acquisition Date		Cost	Fair Value	Redemptions Permitted	Redemption Notice Period
INVESTMENTS IN PORTFOLIO FUNDS (Continued)
REAL ESTATE LONG/SHORT — 3.0%
Long Pond Offshore, Ltd.	6/1/2011	[c]	$5,793,761	$6,281,140	Quarterly	60 Days

TMT EQUITY LONG — 3.7%
IPPE Liquid (Cayman), L.P.	10/1/2023		3,000,000	2,942,853	Monthly	45 Days
SoMa Long Opportunities Offshore, Ltd.	10/1/2023		5,000,000	4,843,944	Quarterly	60 Days
			8,000,000	7,786,797
TMT EQUITY LONG/SHORT — 14.1%
Atreides Foundation Fund, Ltd.	12/1/2020		11,100,000	8,699,322	Quarterly	60 Days	[i,j]
Seligman Tech Spectrum Fund L.L.C.	1/1/2016		5,171,735	12,197,345	Monthly	30 Days
Toronado Offshore Fund, Ltd. - Class A	8/1/2018		7,484,508	8,889,160	Quarterly	45 Days	[i,j]
			23,756,243	29,785,827
U.S. EQUITY LONG/SHORT — 3.9%
Antero Peak Long/Short Offshore Fund, Ltd.	1/1/2019		6,341,468	8,177,235	Quarterly	30 Days

U.S. SMALL CAP — 8.9%
Kent Lake Partners, L.P.	9/1/2021		5,750,000	6,575,330	Quarterly	60 Days
Medina Singh Investment Partners, L.P.	8/1/2020		8,100,000	10,544,493	Quarterly	30 Days
Voss Value-Oriented Special Situations Fund, L.P.	8/1/2023		2,000,000	1,598,323	Quarterly	45 Days
			15,850,000	18,718,146

TOTAL INVESTMENTS IN PORTFOLIO FUNDS — 95.7%			165,681,158	201,048,144

TOTAL INVESTMENTS — 95.7%			165,681,158	201,048,144
Other Assets in Excess of Liabilities — 4.3%				9,138,884
SHAREHOLDERS’ CAPITAL — 100.0%				$210,187,028

*	All Portfolio Funds are non-income producing securities.

[a]

Portfolio Funds are issued in private placement transactions and as such are restricted as to resale. The total cost and fair value of these restricted investments as of October 31, 2023 was $165,681,158 and $201,048,144 respectively.

[b]	All Investments in Portfolio Funds are pledged as collateral for the Fund’s Line of Credit.

[c]	Reflects original acquisition date of the investment transferred from the Predecessor Fund (ABS (3)(C)(1) L.P.).

[d]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 10% of the fair value of the investment in the Portfolio Fund.

[e]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 10-25% of the fair value of the investment in the Portfolio Fund.

[f]	The Portfolio Fund can institute a gate provision on redemptions at the investor level of 25%-33% of the fair value of the investment in the Portfolio Fund per quarter.

[g]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 30% of the fair value of the investment in the Portfolio Fund.

[h]	Withdrawals from this Portfolio Fund are permitted after a one-year lockup period from the date of the initial investment.

[i]	The Portfolio Fund can institute a gate provision on redemptions at the investor level of 50% of the fair value of the investment in the Portfolio Fund per quarter.

[j]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 50% of the fair value of the investment in the Portfolio Fund.

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

Summary of Investments
As of October 31, 2023 (Unaudited)

Security Type/Country of Domicile	Percent of Shareholders’ Capital
Investments in Portfolio Funds
Cayman Islands	70.9%
United States	24.8%
Total Investments in Portfolio Funds	95.7%
Total Investments	95.7%
Other Assets in Excess of Liabilities	4.3%
Shareholders’ Capital	100.0%

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

Statement of Assets, Liabilities and Shareholders’ Capital
As of October 31, 2023 (Unaudited)

Assets:
Investments in Portfolio Funds, at fair value (cost $165,681,158)	$201,048,144
Cash	2,310,274
Cash held in escrow for shares tendered	129,967
Portfolio Funds purchased in advance	7,000,000
Receivable for Portfolio Funds sold	84,255
Prepaid expenses	958
Other receivables	42,904
Total assets	210,616,502

Liabilities:
Management fees payable	152,814
Capital withdrawals payable	129,968
Professional fees payable	65,445
Accounting and administration fees payable	43,617
Directors’ fees payable	21,731
Line of credit fees payable	7,111
Chief Compliance Officer fees payable	3,750
Accrued other expenses	5,038
Total liabilities	429,474

Shareholders’ Capital	$210,187,028

Components of Shareholders’ Capital:
Paid-in capital	$188,327,402
Total distributable earnings	21,859,626
Shareholders’ Capital	$210,187,028

Shareholders’ Capital:
Founders’ Shares:
Shareholders’ Capital applicable to shares outstanding	$210,187,028
Shares of beneficial interest issued and outstanding	2,272,831
Net asset value, offering price and redemption proceeds per share	$92.48

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

Statement of Operations
For the Six Months Ended October 31, 2023 (Unaudited)

Investment Income:
Interest	$18
Total investment income	18

Expenses:
Management fees	1,082,314
Accounting and administration fees	129,812
Line of credit fees and expenses	41,333
Professional fees	41,000
Chief Compliance Officer fees	22,500
Other expenses	16,623
Transfer agent fees and expenses	14,710
Tender offer filing fees	14,019
Directors’ fees	9,808
Registration fees	8,082
Custodian fees	1,446
Total expenses	1,381,647
Management fees waived	(126,692)
Net expenses	1,254,955
Net investment loss	(1,254,937)

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	3,318,693
Net change in unrealized depreciation on investments	(4,276,052)
Net realized and unrealized loss	(957,359)

Net Decrease in Shareholders’ Capital from Operations	$(2,212,296)

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

Statements of Changes in Shareholders’ Capital

	For the Six Months Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023
Changes in Shareholders’ Capital from:
Operations:
Net investment loss	$(1,254,937)	$(2,358,973)
Net realized gain (loss) on investments	3,318,693	(1,034,718)
Net change in unrealized appreciation (depreciation) on investments	(4,276,052)	4,378,932
Net increase (decrease) in Shareholders’ Capital from operations	(2,212,296)	985,241

Distributions to Shareholders:
Distributions:
Founders’ shares	—	(33,222,535)
Total distributions to shareholders	—	(33,222,535)

Capital Transactions:
Proceeds from sale of shares:
Founders’ shares	727,000	11,903,000
Reinvestment of distributions:
Founders’ shares	—	33,222,535
Payments for shares repurchased:
Founders’ shares	(3,599,341)	(10,320,750)
Net increase (decrease) in Shareholders’ Capital from capital transactions	(2,872,341)	34,804,785

Total increase (decrease) in Shareholders’ Capital	(5,084,637)	2,567,491

Shareholders’ Capital:
Beginning of period	215,271,665	212,704,174
End of period	$210,187,028	$215,271,665

Capital Share Transactions:
Shares sold:
Founders’ shares	7,672	111,547
Shares reinvested:
Founders’ shares	—	363,003
Shares repurchased:
Founders’ shares	(38,067)	(101,711)
Net increase (decrease) in capital share transactions	(30,395)	372,839

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

Statement of Cash Flows
For the Six Months Ended October 31, 2023 (Unaudited)

Cash flows from operating activities
Net decrease in Shareholders’ Capital from operations	$(2,212,296)
Adjustments to reconcile net decrease in Shareholder’s Capital from operations to net cash used in operating activities:
Purchases of long-term investments	(13,000,000)
Proceeds from investments sold	19,408,450
Net realized gain on investments	(3,318,693)
Net change in unrealized depreciation on investments	4,276,052
Changes in operating assets and liabilities:
Increase in Portfolio Funds purchased in advance	(6,500,000)
Increase in receivable for Portfolio Funds sold	(59,267)
Increase in prepaid expenses	(958)
Decrease in management fees payable	(472,108)
Increase in professional fees payable	13,097
Increase in accounting and administration fees payable	311
Increase in directors’ fees payable	9,808
Decrease in line of credit fees and expenses	(4,920)
Decrease in accrued other expenses payable	(6,400)
Net cash used in operating activities	(1,866,924)

Cash flows from financing activities
Net proceeds from the sale of shares	667,000
Net payments for capital withdrawals	(3,860,412)
Net cash used in financing activities	(3,193,412)

Net decrease in cash	(5,060,336)

Cash:
Beginning of period	7,500,577
End of period	$2,440,241

Non cash financing activities not included herein consist of $0 of reinvested distributions.

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

Financial Highlights
Founders’ Shares

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2023 (Unaudited)		For the Year Ended April 30, 2023		For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019
Net asset value, beginning of period	$93.4653		$110.1873		$124.5171	$100.5382	$103.9650	$105.0730
Net Increase (Decrease) in Shareholders’ Capital from Operations
Net investment income (loss)	(0.6004)		1.5002		(0.3601)	(0.2407)	(1.7403)	(0.2101)
Net realized and unrealized gain (loss) on investments	(0.3868)		(1.2871)		(6.8055)	26.4186	1.4772	1.8328
Net Increase (Decrease) in Shareholders’ Capital from Operations	(0.9872)		0.2131		(7.1656)	26.1779	(0.2631)	1.6227

Less Distributions:
From net investment income	—		(4.2868)		(4.3080)	(2.1990)	(1.9235)	—
From net realized gains	—		(12.6483)		(2.8562)	—	(1.2402)	(2.7307)
Total distributions	—		(16.9351)		(7.1642)	(2.1990)	(3.1637)	(2.7307)

Net asset value, end of period	$92.4781		$93.4653		$110.1873	$124.5171	$100.5382	$103.9650

Total Return(1)	(1.06	)%(2)	0.52%		(6.12)%	26.10%	(0.45)%	1.76%

Ratios and Supplemental Data:
Shareholders’ Capital, end of period (in thousands)	$210,187		$215,272		$212,704	$216,575	$150,801	$179,537
Net investment loss to average Shareholders’ Capital(3)	(1.15	)%(4)	(1.11)%		(1.10)%	(1.09)%	(1.10)%	(1.10)%
Ratio of gross expenses to average Shareholders’ Capital(3)(5)	1.27	%(4,6)	1.26	%(6)	1.25%	1.28%	1.25%	1.24%
Ratio of expense waiver to average Shareholders’ Capital(3)	(0.12	)%(4)	(0.15)%		(0.15)%	(0.18)%	(0.15)%	(0.14)%
Ratio of net expenses to average Shareholders’ Capital(3)	1.15	%(4,6)	1.11	%(6)	1.10%	1.10%	1.10%	1.10%
Portfolio Turnover	6	%(2)	14%		13%	26%	18%	20%

Senior Securities
Total borrowings (000s)	$—		$—		$—	$—	$—	$—
Asset coverage per $1,000 unit of senior indebtedness(7)	$—		$—		$—	$—	$—	$—
Asset coverage ratio of senior securities	N/A		N/A		N/A	N/A	N/A	N/A

(1)

Total Return based on net asset value per share is the combination of changes in net asset value per share and reinvested dividend income at net asset value per share if any. Total Return would have been lower had expenses not been waived or absorbed by the Advisor.

(2)	Not annualized.
(3)	The ratios do not include investment income or expenses of the Portfolio Funds in which the Fund invests.
(4)	Annualized.
(5)	Represents the ratio of expenses to average Shareholders’ Capital absent fee waivers and/or expense reimbursement by the Adviser.
(6)

If the third-party Chief Compliance Officer fees and line of credit fees and expenses had been excluded, the expense ratios would have been lowered by 0.05% for the six months ended October 31, 2023, and 0.01% for the year ended April 30, 2023.

(7)

Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

Notes to the Financial Statements
October 31, 2023 (Unaudited)

1. ORGANIZATION

ABS Long/Short Strategies Fund (the “Fund”) was organized as a Delaware statutory trust on June 24, 2015 and is registered with the Securities and Exchange Commission (the “SEC”) as a closed-end, non-diversified management investment company under the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and operates as a “tender offer fund.” The Fund’s investment objective is to seek capital appreciation over a full market cycle while maintaining a lower level of volatility when compared to the global equity markets’ risk and volatility.

To achieve its investment objective, the Fund, under normal circumstances, invests its assets pursuant to equity long/short strategies through investments in private investment vehicles or “hedge funds” (“Portfolio Funds”).

Generally, the equity long/short strategies employed by the Portfolio Funds involve taking long and short positions in the equity securities (or the equivalent thereof) of U.S. and foreign issuers. These long and short positions are created by purchasing and selling short specific equity securities or groups of equity securities.

The Portfolio Funds may utilize a variety of investment approaches and techniques to implement their long/short equity strategies. The Portfolio Funds, for example, may construct long and short portions based upon the following strategies: (1) a mispricing of equity securities relative to each other or relative to historic norms; (2) the effect of events on different equity securities; (3) perceived valuations of equity securities (e.g., whether an issuer is overvalued or undervalued); and/or (4) the effect of global economic and political changes on the prices of equity securities (collectively, “Long/Short Equity Strategies”). The Portfolio Funds may utilize a variety of investment styles (e.g. growth/value, small cap/large cap) and focus on specific sectors, regions (e.g., U.S., emerging markets, global) and asset classes (e.g., common stocks, preferred stocks and convertible securities) to implement the Long/Short Equity Strategies. The Portfolio Funds in the aggregate will provide the Fund with market exposure that may be net short or net long.

While it is anticipated that the Portfolio Funds will primarily invest in publicly traded U.S. and foreign common stocks, Portfolio Funds may also use other equity securities such as preferred stock, convertible securities and warrants to implement their equity long/short strategies.

A Portfolio Fund may also invest in fixed income securities such as corporate debt obligations, government securities, municipal securities, financial institution obligations, mortgage-related securities, asset-backed securities and zero-coupon securities issued by U.S. issuers and similar securities issued by foreign issuers (collectively, “Fixed Income Securities”) on an opportunistic basis. It is expected that the Portfolio Funds may apply techniques similar to the Long/Short Equity Strategy to implement long/short positions in Fixed Income Securities.

The Fund commenced operations on January 4, 2016. The Fund had no operations prior to January 4, 2016 other than those relating to its organization and the sale of 1,000 shares of beneficial interest in the Fund at $100.0000 per share to ABS Investment Management LLC (the “Adviser”) on September 29, 2015. Simultaneous with the commencement of the Fund’s operations (“Commencement of Operations”) on January 4, 2016, ABS (3)(C)(1) LP (the “Predecessor Fund”), was reorganized with and into the Founders’ Shares (“Founders’ Shares”) of the Fund.

The Fund’s registration statement permits it to offer three classes of shares known as the Founders’ Shares, Institutional Shares (“Institutional Shares”) and A Shares (“A Shares”). The Fund commenced investment operations on January 4, 2016 with the Founders’ Shares. The Institutional Shares commenced operations on July 1, 2016. On April 1, 2017, the Fund converted all of the shareholders of the Institutional Shares into the Founders’ Shares. As of October 31, 2023, no shareholder had purchased Institutional Shares and the A Shares had not commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

ABS Long/Short Strategies Fund

NOTES TO THE FINANCIAL STATEMENTS - Continued
October 31, 2023 (Unaudited)

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

a. Fair Value of Financial Instruments

The Board of Trustees (“Board”) has a Valuation Committee to oversee the valuation of the Fund’s investments. Pursuant to Rule 2a5 under the Investment Company Act of 1940, the Board has appointed the Adviser to serve as the Fund’s Valuation Designee. As the Valuation Designee, the Adviser is required to periodically assess and manage risks, select valuation methodologies and monitor for circumstances that require fair valuation, test fair valuation methodologies, and provide oversight of third-party pricing services.

The valuation procedures employed by the Valuation Designee for valuing the Fund’s securities (the “Valuation Procedures”) provide that the Fund will value its investments in direct investments and Portfolio Funds at fair value. The valuations of investments in Portfolio Funds are generally supported by monthly valuation statements received from the Portfolio Funds’ independent administrators. In addition, investor reports and audited financial statements, among other things, may be considered when available or necessary.

In accordance with the Valuation Procedures, fair value as of each month-end or other applicable accounting periods, as applicable, ordinarily will be the value determined as of such date by each Portfolio Fund in accordance with the Portfolio Fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a Portfolio Fund will represent the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that a Portfolio Fund or its independent administrator does not report a month-end value to the Fund on a timely basis, the Fund will determine the fair value of such Portfolio Fund based on the most recent estimated value reported by the Portfolio Fund, as well as any other relevant information available at the time the Fund values its portfolio.

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Fund’s net asset value as a practical expedient. Based on guidance provided by FASB, investments for which fair value is measured using the net asset value practical expedient are not required to be categorized in the fair value hierarchy.

b. Investment Income

Interest income is recorded on an accrual basis.

c. Fund Expenses

The Fund will pay all of its expenses, or reimburse the Adviser or their affiliates to the extent they have previously paid such expenses on behalf of the Fund. The expenses of the Fund include, but are not limited to, any fees and expenses in connection with the offering and issuance of shares of beneficial interest (“Shares”) of the Fund; all fees and expenses directly related to portfolio transactions and positions for the Fund’s account; all fees and expenses reasonably incurred in connection with the operation of the Fund, such as investment management fee, legal fees, auditing fees, accounting, administration, and tax preparation fees, custodial fees, costs of insurance, registration expenses and trustees’ fees. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to certain share classes.

d. Income Tax Information & Distributions to Shareholders

The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and any net realized gains to its shareholders (“Shareholders”). Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

ABS Long/Short Strategies Fund

NOTES TO THE FINANCIAL STATEMENTS - Continued
October 31, 2023 (Unaudited)

The Income Tax Statement requires management of the Fund to analyze tax positions expected to be taken in the Fund’s tax returns, as defined by Internal Revenue Service (the “IRS”) statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax years ended September 30, 2020-2023, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of April 30, 2023, the federal tax cost of investment securities and unrealized appreciation (depreciation) were as follows:

Gross unrealized appreciation	$40,683,730
Gross unrealized depreciation	(6,398,235)
Net unrealized appreciation	$34,285,495
Cost of investments	$174,171,362

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to investments in partnerships and passive foreign investment companies (“PFICs”).

The tax basis of distributable earnings as of September 30, 2022, the Fund’s last tax year, with unrealized appreciation on investments adjusted for activity through the Fund’s fiscal year ended April 30, 2023, shown below represent distribution requirements met by the Fund subsequent to the fiscal tax year end in order to satisfy income tax regulations and losses the Fund may be able to offset against income and gains realized in future years.

Undistributed ordinary income	$7,209,922
Undistributed long-term capital gains	24,145,488
Tax accumulated earnings	$31,355,410
Accumulated capital and other losses	—
Unrealized appreciation on investments	34,285,495
Total accumulated earnings (deficit)	$65,640,905

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

The tax character of distributions paid during the tax periods ended September 30, 2022 and September 30, 2021 were as follows:

	2022	2021
Distributions paid from:
Ordinary Income	$7,756,634	$3,413,034
Long-term Capital Gains	5,142,611	—
Return of Capital	—	—
Total Distributions	$12,899,245	$3,413,034

e. Cash

Cash includes interest bearing non-restricted cash with one financial institution.

Amounts received from prospective investors in the Fund (in the case of subscriptions) and amounts received from the Fund (in the case of tender offers) will be held as cash in an escrow account pending the transmission to the Fund or tendering shareholders, as the case may be.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER AGREEMENTS

The Fund is managed by the Adviser, a Delaware limited liability company registered under the Investment Advisers Act of 1940, as amended. Certain officers of the Fund are also directors and officers of the Adviser.

ABS Long/Short Strategies Fund

NOTES TO THE FINANCIAL STATEMENTS - Continued
October 31, 2023 (Unaudited)

The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the terms of the Advisory Agreement, the Adviser is responsible for developing, implementing and supervising the Fund’s continuous investment program in a manner reasonably consistent with the investment objective and policies of the Fund. As compensation for services and facilities required to be provided by the Adviser under the Advisory Agreement, the Fund will pay the Adviser a fee at an annual rate equal to 1.00%, payable monthly based on the Fund’s month end net asset value.

Under the terms of the expense limitation agreement, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses to limit the Fund’s total annual fund operating expenses attributable to the Founders’ Shares to 1.10% (after fee waivers and/or expense reimbursements, and exclusive of taxes, interest, interest expenses and other costs of borrowing (including but not limited to loan commitment fees and other lender fees and expenses), portfolio transaction expenses (including but not limited to brokerage fees and commissions, custodial “ticket” costs to process Fund investments in other investment funds, and other fees and expenses incurred in connection with the acquisition, holding, and disposition of securities and other investments), acquired fund fees and expenses, dividend expenses on short sales, fees and expenses for outsourced third-party chief compliance officer services, and extraordinary expenses not incurred in the ordinary course of the Fund’s business). The expense limitation agreement, however, provides for the Adviser’s recoupment of expenses reimbursed and/or fees waived by the Adviser, for a period of three (3) years following the date such reimbursement or reduction was made if such recoupment does not cause current expenses to exceed the expense limit for the Founders’ Shares in effect at the time the expenses were paid/waived or any expense limit in effect at the time of recoupment. The expense limitation agreement will continue until August 30, 2024 and may be terminated or extended at any time by the Board. The Adviser cannot unilaterally terminate the expense limitation agreement prior to August 30, 2024. No such termination will affect the obligation (including the amount of the obligation) of the Fund to repay amounts of waived fees and/or reimbursed expenses with respect to periods prior to such termination.

For the six months ended October 31, 2023, the Adviser waived management fees totaling $126,692. At October 31, 2023, the amount of these potentially recoverable expenses was $1,097,371 (see below). The Adviser may recapture all or a portion of the following amounts no later than April 30 of the years stated below:

2024	$328,486
2025	332,895
2026	309,298
2027	126,692
Total	$1,097,371

Foreside Fund Services, LLC acts as the Fund’s principal underwriter.

4. RELATED PARTY TRANSACTIONS

At October 31, 2023, Shareholders who are affiliated with the Adviser owned less than 1% of Shareholders’ Capital of the Fund.

5. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than twenty-five percent (25%) of the voting securities creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2023, Operating Engineers Local 324 Pension Fund had ownership in the Fund in the amount of 29.2%. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by Shareholders of the Fund.

6. ADMINISTRATION AND CUSTODY AGREEMENT

UMB Fund Services, Inc., serves as administrator (the “Administrator”) to the Fund and provides certain accounting, administrative, record keeping and investor related services. The Fund pays a monthly fee to the Administrator based upon Shareholders’ Capital, subject to certain minimums.

UMB Bank, N.A. (the “Custodian”), an affiliate of the Administrator, serves as the primary custodian of the assets of the Fund, and may maintain custody of such assets with U.S. and non-U.S. sub-custodians, securities depositories and clearing agencies.

ABS Long/Short Strategies Fund

NOTES TO THE FINANCIAL STATEMENTS - Continued
October 31, 2023 (Unaudited)

7. CAPITAL STOCK

The Fund is offering Founders’ Shares, Institutional Shares and A Shares on a continuous basis. Founders’ Shares and Institutional Shares are offered at their net asset (“NAV”) per Share as of the first Fund business day (“Business Day”) of each month. A Shares are offered at their net asset (“NAV”) per Share, plus a sales load of up to 5%, as of the first Fund business day (“Business Day”) of each month. “Business Day” means any day that the New York Stock Exchange (“NYSE”) is open for business. Amounts received from investors as potential investments in the Fund are held in an escrow account at the Fund’s custodian pending the admission of investors as Shareholders of the Fund. Investors will not receive any interest on funds held in the escrow account. As of October 31, 2023, no subscriptions were held in escrow.

Because the Fund is a closed-end fund, Shareholders do not have the right to require the Fund to redeem any or all of their Shares. To provide a limited degree of liquidity to Shareholders, the Fund may from time to time offer to repurchase Shares pursuant to written repurchase offers, but is not obligated to do so. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares, the Board will consider a variety of operational, business and economic factors. The Board convenes quarterly to consider whether or not to authorize a repurchase offer. The Board expects that repurchase offers, if authorized, will be made no more frequently than on a quarterly basis and will typically have a valuation date as of March 31, June 30, September 30 or December 31 (or, if any such date is not a Business Day, on the last Business Day of such calendar quarter).

Each shareholder who has tendered all of its Shares and such Shares have been accepted for purchase by the Fund in a repurchase offer will receive cash in an amount not less than 95% of the unaudited Net Asset Value of such shareholder’s repurchased Shares, determined as of the Valuation Date (the “Initial Payment”). Such payment will be made within 65 days after the Repurchase Offer Acceptance Deadline. A second and final payment (the “Final Payment”) (which will not be credited for interest) will be made in an amount equal to the excess, if any, of (1) the value of the repurchased Shares, determined as of the Valuation Date, over (2) the Initial Payment. Unless the existence of changes in tax or other laws or regulations, delays in withdrawal proceeds from Portfolio Funds, or unusual market conditions result in a delay, the Final Payment will generally be made within 2 business days of the completion of the next annual audit of Shares by the Fund’s independent registered public accounting firm. Shareholders who tender only a portion of their Shares, and such Shares have been accepted for purchase by the Fund in a repurchase offer, will receive cash in an amount equal to 100% of the unaudited NAV of such shareholder’s repurchased Shares, within 65 days of the Repurchase Offer Acceptance. The escrow agent will make the Initial Payment and the Final Payment out of an escrow account created for such purpose. Any interest earned on the escrow account will be paid to the Fund. As of October 31, 2023, $129,967 was held in escrow and is included within “Cash held in escrow for shares tendered” on the Statement of Assets, Liabilities and Shareholders’ Capital.

8. DIVIDEND REINVESTMENT PLAN

Shareholders will automatically participate in the Fund’s Dividend Reinvestment Plan (“DRIP”) and have all income dividends and/or capital gains distributions automatically reinvested in additional Shares of the same class unless they elect in writing to receive distributions in cash in their subscription agreement with the Fund. UMB Fund Services, Inc. (the “Agent”) acts as the agent for participants under the DRIP. Participants in the DRIP will receive an amount of Shares equal to the amount of the distribution on that Participant’s Shares divided by the immediate post-distribution NAV per Share of the Shares of that class.

Shareholders who elect not to participate in the DRIP will receive all distributions in cash paid by wire (or, if the Shares are held in street or other nominee name, then to the nominee) by UMB Fund Services, Inc. as dividend paying agent. To the extent shareholders make an election to receive distributions in cash, the Fund may pay any or all such distributions in a combination of cash and Shares. The automatic reinvestment of dividends and distributions will not relieve participants of any income taxes that may be payable (or required to be withheld) on dividends and distributions.

A shareholder may withdraw from the DRIP at any time. There will be no penalty for withdrawal from the DRIP and shareholders who have previously withdrawn from the DRIP may rejoin it at any time. Changes in elections must be in writing and should include the shareholder’s name and address as they appear on the records of the Fund. An election to withdraw from the DRIP will, until such election is changed, be deemed to be an election by a shareholder to take all subsequent distributions in cash. An election will be effective only for a distribution declared and having a record date of at least 10 (ten) days after the date on which the election is received. A shareholder whose Shares are held in the name of a broker or nominee should contact such broker or nominee concerning changes in that shareholder’s election.

ABS Long/Short Strategies Fund

NOTES TO THE FINANCIAL STATEMENTS - Continued
October 31, 2023 (Unaudited)

9. INVESTMENT TRANSACTIONS

For the six months ended October 31, 2023, the purchase and sale of investments, excluding short-term investments, were $13,000,000 and $19,408,450, respectively.

Investments in Portfolio Funds are recorded on a subscription effective date basis, which is generally the first day of the calendar month in which the investment is effective. Redemptions in Portfolio Funds are recorded on a redemption effective date basis which is generally the last day of the calendar month in which the redemption is effective.

Portfolio Funds purchased in advance of $7,000,000 represented on the Statement of Assets, Liabilities and Shareholders’ Capital, are amounts paid for Portfolio Funds but the subscription is not yet effective. The Fund has not yet taken possession of shares or has interest evidencing legal ownership of the Portfolio Funds.

10. LINE OF CREDIT

The Fund has entered into a Credit Agreement (the “Agreement”) of $20,000,000 with Bank of America, n.a. The Fund is permitted to borrow up to $20,000,000 under the Agreement. The purpose of the Agreement is to provide financing for investment purposes. Loans under the Agreement will bear interest at a base rate of 1.45% plus one of the Secured Overnight Financing Rate (SOFR) rates as follows: either (a) the Daily Simple SOFR rate or (b) the 1 Month Term SOFR rate, as administered by the Federal Reserve Bank of New York. The Agreement requires the payment a Commitment Fee equal to the product of (A) 0.40% (40 basis points) times (B) an amount equal to the greater of (1)(x) the Facility Amount less (y) the Loan Principal Amount on such day and (2) zero. The Commitment Fee shall be computed daily by Agent based on a year of 360 days and the actual days in each Commitment Fee Period, and Agent shall provide notice to Borrower of the amount of the Commitment Fee due for each Commitment Fee Period prior to each Commitment Fee Payment Date. The Commitment Fees and Interest paid for the six months ended October 31, 2023 are disclosed in the Statement of Operations under Line of credit fees and expenses. During the six months ended October 31, 2023, the Fund did not borrow under the line of credit. There was no line of credit payable balance in the Funds at October 31, 2023.

11. INDEMNIFICATION

In the normal course of business, the Fund has entered into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

12. RISK FACTORS

The Fund is subject to substantial risks, including market risks, strategy risks and Portfolio Fund manager risks. Portfolio Funds generally will not be registered as investment companies under the Investment Company Act and, therefore, the Fund will not be entitled to the various protections afforded by the Investment Company Act with respect to its investments in Portfolio Funds. While the Adviser will attempt to moderate any risks of securities activities of the Portfolio Fund managers, there can be no assurance that the Fund’s investment activities will be successful or that the Shareholders will not suffer losses. The Adviser will not have any control over the Portfolio Fund managers, thus there can be no assurances that a Portfolio Fund manager will manage its portfolio in a manner consistent with the Fund’s investment objective.

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

ABS Long/Short Strategies Fund

NOTES TO THE FINANCIAL STATEMENTS - Continued
October 31, 2023 (Unaudited)

13. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events to report.

ABS Long/Short Strategies Fund

Other Information (Unaudited)
October 31, 2023

Dividend Reinvestment Plan

Questions concerning the DRIP should be directed to the Agent at 235 West Galena Street, Milwaukee, Wisconsin 53212 or (877) 499-9990.

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30 no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund at 1-877-499-9990 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund’s Form N-PORT is available, without charge and upon request, on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Investment Advisory Agreement

At a meeting of the Board of Trustees of ABS Long/Short Strategies Fund (the “Fund”) on October 24, 2023 (the “Meeting”), the Fund’s Board of Trustees (the “Board” or “Trustees”), including all of the Trustees who are not “interested persons” of the Fund (the “Independent Trustees”) as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the renewal of the investment advisory agreement between the Fund and ABS Investment Management LLC (‘ABS” or the “Adviser”), with respect to the Fund (the “Investment Advisory Agreement”), for an additional one-year period.

Prior to the Meeting, the Trustees requested, received, and considered information from ABS and the Fund’s administrator designed to provide the Trustees with the information necessary to evaluate the terms of the Investment Advisory Agreement, including, but not limited to, ABS’s responses to counsel’s 15(c) questionnaire, the operating expense limitation agreement between the Trust and ABS (the “Expense Limitation Agreement”), and certain expense and performance data provided for comparison purposes (collectively, the “Support Materials”). The Trustees reviewed the Support Materials during the Meeting with ABS, officers of the Fund, and counsel to the Fund and its Independent Trustees. The Trustees noted the completeness of the Support Materials that ABS provided, which included both responses and materials provided in response to the 15(c) questionnaire in addition to information that had been provided to the Board at its regular quarterly meetings.

Before voting to renew the Investment Advisory Agreement, the Trustees reviewed the terms and the form of the Investment Advisory Agreement and the Support Materials with Trust management and with counsel to the Fund and the Independent Trustees. The Trustees also received a memorandum from counsel discussing the legal standards for the Trustees’ consideration of the Investment Advisory Agreement, which described the various factors that the U.S. Securities and Exchange Commission (“SEC”) and U.S. Courts over the years have suggested are appropriate for a Board to in the advisory agreement approval process, including the factors outlined in the case of Gartenberg v. Merrill Lynch Asset Management Inc., 694 F.2d 923, 928 (2d Cir. 1982); cert. denied sub. nom. and Andre v. Merrill Lynch Ready Assets Trust, Inc., 461 U.S. 906 (1983).

The Trustees review included, but was not limited to the following factors: (i) the investment performance of the Fund and the Adviser; (ii) the nature, extent and quality of the services provided by the Adviser to the Fund; (iii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of Fund shareholders. The conclusions reached by the Trustees were based on a comprehensive evaluation of all the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the advisory agreements.

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that ABS provides to the Fund under the Investment Advisory Agreement, noting that such services include but are not limited to the following: (1) the provision of a complete investment management program for Fund and related Board reporting; (2) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (3) determining the portfolio funds to be purchased, sold or otherwise disposed

ABS Long/Short Strategies Fund

OTHER INFORMATION (Unaudited) - Continued
October 31, 2023

of and the timing of such transactions, including the due diligence process utilized by the Adviser to identify and evaluate managers of the potential private investment companies in which the Fund will invest; (4) maintaining the required books and records for transactions that ABS effects on behalf of the Fund; (5) executing orders on behalf of the Fund; (6) managing the Fund’s tender offer process; and (6) performing compliance services on behalf of the Fund. The Trustees also considered that ABS, from its own resources, has engaged and will continue to engage in marketing activities on the Fund’s behalf. The Trustees noted no changes to the services that ABS provides to the Fund under the terms of the Investment Advisory Agreement.

The Board considered its ongoing experience working with ABS’s personnel, noting that the portfolio management, compliance and operations teams were each responsive to the Board and its requests for information. The Board considered the collective experience and capabilities of the key personnel servicing the Fund noting that ABS continued to maintain quality personnel and research processes. The Board noted that ABS had not been involved in any regulatory exams or litigation since the last approval of its advisory agreement with the Fund. The Trustees expressed satisfaction with the services that ABS had provided to the Fund, and that ABS had the ability to continue to provide quality services to the Fund and its shareholders.

Performance. The Trustees considered the Fund’s performance compared to its benchmark, the MSCI AC World Index, and a comparable fund for the year-to-date, one-year and three-year periods ended September 30, 2023. The Board further considered the Fund’s performance to the performance of its benchmark and a different comparable fund for the year-to-date, one-year and five-year periods ended April 30, 2023. The Board noted that the Fund trailed its benchmark in all periods except the year-to-date periods ended April 30, 2023 and September 30, 2023, while further noting periods where the Fund trailed or exceeded the performance of the comparable funds over those same time periods. The Trustees considered the Fund’s investment objective and strategy and the turbulent market conditions and determined that Fund’s performance was acceptable.

Cost of Advisory Services and Profitability. The Trustees considered the annual management fee that the Fund pays to ABS under the Investment Advisory Agreement, as well as ABS’s profits from the services that it renders to the Fund, noting the said services were modestly profitable during the last fiscal year and are projected to be modestly profitable again in the coming fiscal year. The Trustees noted that ABS has agreed to contractually reduce its management fees and, if necessary, reimburse the Fund for operating expenses, as specified in the Fund’s prospectus. The Trustees considered the financial stability and profitability of ABS, including profits that it receives from the Fund as well as ABS’s non-Fund related business lines and noted ABS’s strong cash flow and scale. The Trustees concluded that the management fee and profitability that ABS receives with respect to its advisory relationship with the Fund is not unreasonable.

Fees and Expenses. In evaluating the advisory fees and expenses charged to the Fund, the Board noted that the Fund’s management fee was in line with the advisory fees charged by ten comparable funds and below the expense ratio of most comparable funds. The Board compared the expected fees and expenses of the Fund (including the management fee) to certain other closed-end tender offer fund of funds. The Board considered the size, strategy and various other factors related to the comparable funds when reviewing the Fund’s advisory fee and expenses. With respect to the Fund’s net expense ratio, after taking into account the expense cap (but excluding acquired fund fees and expenses), the Fund had the fourth lowest total net expense ratio relative to its peer group. The Board also considered the fees the Adviser charges to private funds that it manages with a similar strategy to the Fund, noting that the fees charged to the private funds were in line with the Fund’s advisory fees, further noting that certain of the private funds are also charged an additional performance fee on top of their management fee. After further discussion, the Trustees concluded that the Fund’s advisory fee and expense ratio were not unreasonable.

Economies of Scale. The Trustees considered whether the Fund may benefit from any economies of scale and, taking into account ABS’s representation that it did not expect the AUM of the Fund or grow to a level that would warrant breakpoints, concluded that such economies do not exist at the present time. The Trustees further noted the Adviser’s representation that it would be willing to consider breakpoints if the AUM of the fund were to grow substantially.

Other Benefits. With respect to other benefits that may accrue to ABS from its relationship with the Fund, the Trustees noted that ABS does not utilize soft dollar arrangements with respect to portfolio transactions and does not use affiliated brokers to execute the Fund’s portfolio transactions.

Conclusions. Having requested and received such information from ABS as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable to semi-annual reports.

(b)	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has formed a Nominating Committee composed of the Independent Trustees. The Nominating Committee is responsible for nominating candidates for election or appointment as Independent Trustees and undertaking such other duties as shall be required of the Nominating Committee from time to time by the Board. Currently, the Nominating Committee does not consider nominees recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable.

(b)	Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ABS Long/Short Strategies Fund

By (Signature and Title)*	/s/ Laurence K. Russian

Laurence K. Russian, President & Principal Executive Officer
(Principal Executive Officer)

Date	January 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Laurence K. Russian
Laurence K. Russian, President & Principal Executive Officer
(Principal Executive Officer)

Date	January 8, 2024

By (Signature and Title)*	/s/ John Mulfinger
John Mulfinger, Treasurer and Principal Financial Officer
(Principal Financial Officer)

Date	January 8, 2024

*	Print the name and title of each signing officer under his or her signature.